Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company’s share option activity and related information for employees and directors for the period ended June 30, 2018:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2018	89,836,998	$0.15		8.8	$266,011
Changes during the period:
Granted	2,600,000	$0.03	$0.02
Forfeited	(28,875,000)	$0.04	$0.03
Options outstanding at June 30, 2018	63,561,998	$0.19		8.0	$-
Exercisable options at June 30, 2018	33,082,488	$0.25		7.7	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Below are the assumptions used for the options granted during the six months ended June 30, 2018 and 2017.

	June 30, 2018	June 30, 2017
Expected dividend yield	0%	0%
Expected volatility	82.23%	78.77%-79.89%
Risk-free interest	2.49%	1.21%-2.02%
Expected life	6.25 years	5.5-6.25 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of the Company’s share options granted separated into ranges of exercise price:

Exercise price (range) ($)	Options outstanding at March 31, 2018	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Options exercisable at March 31, 2018	Remaining contractual life (years for exercisable options)	Weighted average exercise price ($)
0.03-0.19	41,963,351	8.40	0.10	17,840,033	7.83	0.15
0.32	21,053,647	7.22	0.32	14,697,455	7.22	0.32
0.60-0.75	170,000	5.77	0.69	170,000	5.77	0.69
1.56-2.00	375,000	4.55	1.79	375,000	4.55	1.79
	63,561,998			33,082,488

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The warrants outstanding at June 30, 2018, classified as equity, were issued in connection with several private placements of the Company as follows:

Grant date	Number of warrants	Exercise Price	Expiration date
2013 warrants	22,575	$2.00	September 10, 2018-September 17, 2018